Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,979,750.00
Total Fee Amount	1,378.20
Total Offset Amount	0.00
Net Fee	$ 1,378.20
Offering Table N/A
Offset Table N/A	N/A